Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes receivable (payable)

U.S. Cellular’s current income taxes balances at December 31, 2017 and 2016, were as follows:

December 31,	2017	2016
(Dollars in millions)
Federal income taxes payable	$22	$8
Net state income taxes payable	1	–

Income tax expense (benefit)

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Current
Federal	$68	$29	$97
State	10	(2)	5
Deferred
Federal	(354)	1	48
State	(11)	5	7
Total income tax expense (benefit)	$(287)	$33	$157

Income tax reconciliation

A reconciliation of U.S. Cellular’s income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to U.S. Cellular’s effective income tax expense rate is as follows:

Year Ended December 31,	2017		2016		2015
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$(95)	35.0%	$29	35.0%	$141	35.0%
State income taxes, net of federal benefit[1]	(4)	1.4	3	3.6	8	2.1
Effect of noncontrolling interests	(2)	0.8	(1)	(1.1)	3	0.6
Federal income tax rate change[2]	(254)	93.3	–	–	–	–
Goodwill impairment[3]	71	(26.2)	–	–	–	–
Other differences, net	(3)	1.2	2	2.2	5	1.0
Total income tax expense (benefit) and rate	$(287)	105.5%	$33	39.7%	$157	38.7%

[1]	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.
[2]

Federal income tax rate change due to the Tax Act reducing the federal income tax rate from 35% to 21% and a corresponding reduction to the deferred tax liability.  The amount is slightly different from the total impact of the federal tax rate change because the rate change also impacts the amount of State income taxes, net of federal benefit.

[3]

Goodwill impairment reflects an adjustment to increase income tax expense by $71 million related to a portion of the impaired goodwill that is not amortizable for income tax purposes.  See Note 7 — Intangible Assets for additional information related to the goodwill impairment.

Deferred income tax assets and liabilities

Significant components of U.S. Cellular’s deferred income tax assets and liabilities at December 31, 2017 and 2016, were as follows:

December 31,	2017	2016
(Dollars in millions)
Deferred tax assets
Net operating loss (NOL) carryforwards	$103	$88
Stock-based compensation	20	26
Compensation and benefits - other	5	21
Deferred rent	21	21
Other	59	56
Total deferred tax assets	208	212
Less valuation allowance	(77)	(65)
Net deferred tax assets	131	147
Deferred tax liabilities
Property, plant and equipment	276	473
Licenses/intangibles	192	326
Partnership investments	123	173
Total deferred tax liabilities	591	972
Net deferred income tax liability	$460	$825

Presented in the Consolidated Balance Sheet as:
Deferred income tax liability, net	$461	$826
Other assets and deferred charges	(1)	(1)
Net deferred income tax liability	$460	$825

Deferred tax valuation allowance

A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2017	2016	2015
(Dollars in millions)
Balance at beginning of year	$65	$55	$53
Charged to income tax expense	12	10	2
Balance at end of year	$77	$65	$55

Income tax unrecognized benefits summary

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2017	2016	2015
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$43	$39	$36
Additions for tax positions of current year	6	12	7
Additions for tax positions of prior years	1	3	1
Reductions for tax positions of prior years	(1)	(1)	–
Reductions for lapses in statutes of limitations	(2)	(10)	(5)
Unrecognized tax benefits balance at end of year	$47	$43	$39